UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3420
Oppenheimer Integrity Funds
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 06/30/2011

Item 1. Reports to Stockholders.

June 30, 2011

Oppenheimer

Core Bond Fund

A Series of Oppenheimer Integrity Funds

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

Fund Performance Discussion

SEMIANNUAL REPORT

Fund Allocations

Financial Statements

OppenheimerFunds®

The Right Way to Invest

FUND ALLOCATIONS

Corporate Bonds and Notes—Top Ten Industries

Insurance	3.6%
Commercial Banks	3.3
Capital Markets	3.1
Oil, Gas & Consumable Fuels	2.9
Diversified Financial Services	2.4
Media	2.0
Electric Utilities	1.9
Diversified Telecommunication Services	1.4
Energy Equipment & Services	0.9
Real Estate Investment Trusts	0.9
Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2011, and are based on net assets.
Credit Allocation

Credit Rating Breakdown	NRSRO Only Total

Treasury	1.9%
Agency	42.1
AAA	24.3
AA	1.6
A	8.6
BBB	15.0
BB	3.1
B	0.7
CCC	2.7
D	0.0
Unrated	0.0

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of June 30, 2011, and are subject to change. Except for securities labeled “Treasury,” “Agency” and “Unrated,” and except for certain securities issued or guaranteed by a foreign sovereign or supranational entity, all securities have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest S&P equivalent rating is used. Unrated securities issued or guaranteed by a foreign sovereign or supranational entity are assigned a credit rating equal to the highest NRSRO rating assigned to that foreign sovereign or supranational entity. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned that fund’s S&P rating, which is currently AAA. For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Unrated securities do not necessarily indicate low credit quality, and may or may not be the equivalent of investment-grade. Please consult the Fund’s prospectus for further information. Additional information can be found in the Fund’s Statement of Additional Information.
8 | OPPENHEIMER CORE BOND FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 4/15/88. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 7/11/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 4/27/98. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9 | OPPENHEIMER CORE BOND FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER CORE BOND FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	January 1, 2011	June 30, 2011	June 30, 2011

Actual
Class A	$1,000.00	$1,032.90	$4.55
Class B	1,000.00	1,029.10	8.33
Class C	1,000.00	1,030.70	8.34
Class N	1,000.00	1,033.20	5.81
Class Y	1,000.00	1,036.50	2.53

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.33	4.52
Class B	1,000.00	1,016.61	8.28
Class C	1,000.00	1,016.61	8.28
Class N	1,000.00	1,019.09	5.77
Class Y	1,000.00	1,022.32	2.51
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2011 are as follows:

Class	Expense Ratios

Class A	0.90%
Class B	1.65
Class C	1.65
Class N	1.15
Class Y	0.50
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS June 30, 2011 / Unaudited

	Principal
	Amount	Value

Asset-Backed Securities—10.8%
AESOP Funding II LLC, Automobile Receivables Nts., Series 2011-1A, Cl. A, 1.85%, 11/20/13[1]	$1,460,000	$1,466,852
Ally Auto Receivables Trust 2010-4, Automobile Receivables Nts., Series 2010-4, Cl. A3, 0.91%, 11/17/14	2,680,000	2,684,674
Ally Master Owner Trust 2010-1, Asset-Backed Certificates, Series 2010-1, Cl. A, 1.937%, 1/15/15[1,2]	2,450,000	2,494,834
Ally Master Owner Trust 2010-3, Asset-Backed Certificates, Series 2010-3, Cl. A, 2.88%, 4/15/15[1]	2,315,000	2,382,367
AmeriCredit Automobile Receivables Trust 2009-1, Automobile Receivables-Backed Nts., Series 2009-1, Cl. A3, 3.04%, 10/15/13	583,053	589,939
AmeriCredit Automobile Receivables Trust 2010-3, Automobile Receivables-Backed Nts., Series 2010-3, Cl. A2, 0.77%, 12/9/13	3,653,382	3,657,000
AmeriCredit Automobile Receivables Trust 2010-4, Automobile Receivables-Backed Nts., Series 2010-4, Cl. D, 4.20%, 11/8/16	4,645,000	4,818,449
AmeriCredit Automobile Receivables Trust 2011-1, Automobile Receivables-Backed Nts., Series 2011-1, Cl. D, 4.26%, 2/8/17	720,000	724,356
AmeriCredit Automobile Receivables Trust 2011-2, Automobile Receivables-Backed Nts.:
Series 2011-2, Cl. A3, 1.61%, 10/8/15	675,000	680,554
Series 2011-2, Cl. D, 4%, 5/8/17	1,440,000	1,434,364
AmeriCredit Prime Automobile Receivables Trust 2010-1, Automobile Receivables Nts., Series 2010-1, Cl. A2, 0.97%, 1/15/13	120,928	120,941
AmeriCredit Prime Automobile Receivables Trust 2010-2, Automobile Receivables Nts., Series 2010-2, Cl. A2, 1.22%, 10/8/13	697,928	699,669
CarMax Auto Owner Trust 2010-3, Automobile Asset-Backed Nts., Series 2010-3, Cl. A3, 0.99%, 2/17/15	1,425,000	1,424,446
Carrington Mortgage Loan Trust, Asset-Backed Pass-Through Certificates, Series 2006-FRE1, Cl. A2, 0.296%, 7/25/36[2]	1,897,898	1,795,278
Centre Point Funding LLC, Asset-Backed Nts., Series 2010-1A, Cl. 1, 5.43%, 7/20/15[1]	672,647	715,305
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates, Series 2003-2, Cl. 2A2, 0.746%, 2/25/33[2]	533,596	497,202
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15	460,000	490,409
Citibank Omni Master Trust, Credit Card Receivables:
Series 2009-A12, Cl. A12, 3.35%, 8/15/16[1]	2,735,000	2,800,822
Series 2009-A13, Cl. A13, 5.35%, 8/15/18[1]	2,520,000	2,757,415
Series 2009-A17, Cl. A17, 4.90%, 11/15/18[1]	2,520,000	2,729,249
Series 2009-A8, Cl. A8, 2.287%, 5/16/16[1,2]	4,080,000	4,130,013
CNH Wholesale Master Note Trust 2011-1, Equipment Nts., Series 2011-1, Cl. 1A, 0.987%, 1/20/41[2]	1,945,000	1,954,073
Countrywide Home Loans, Asset-Backed Certificates:
Series 2002-4, Cl. A1, 0.926%, 2/25/33[2]	21,468	20,572
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36	3,433,776	2,801,291
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36	557,791	476,819
12 | OPPENHEIMER CORE BOND FUND

	Principal
	Amount	Value

Asset-Backed Securities Continued
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.306%, 6/25/47[2]	$3,020,000	$2,688,585
DSC Floorplan Master Owner Trust, Automobile Receivable Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16	2,440,000	2,465,779
DT Auto Owner Trust 2009-1, Automobile Receivable Nts., Series 2009-1, Cl. A1, 2.98%, 10/15/15[1]	2,476,144	2,500,040
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts., Series 2011-1A, Cl. C, 3.05%, 8/15/15[1]	3,420,000	3,436,994
DT Auto Owner Trust 2011-2A, Automobile Receivable Nts., Series 2011-2A, Cl. C, 3.05%, 7/15/13[1]	850,000	851,730
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates, Series 2006-FF9, Cl. 2A2, 0.296%, 6/25/36[2]	98,122	97,784
First Investors Auto Owner Trust 2011-1, Automobile Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15	2,743,442	2,746,323
Ford Credit Auto Lease Trust, Automobile Receivable Nts., Series 2010-B, Cl. A2, 0.75%, 10/15/12[1]	3,075,000	3,076,819
Ford Credit Auto Owner Trust, Automobile Receivable Nts., Series 2010-A, Cl. A4, 2.15%, 6/15/15	3,980,000	4,073,058
Ford Credit Floorplan Master Owner Trust 2009-2, Asset-Backed Nts., Series 2009-2, Cl. A, 1.737%, 9/15/14[2]	2,730,000	2,767,768
Ford Credit Floorplan Master Owner Trust 2010-1, Asset-Backed Nts., Series 2010-1, Cl. A, 1.837%, 12/15/14[1,2]	2,610,000	2,659,621
Ford Credit Floorplan Master Owner Trust 2011-1, Asset-Backed Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16	2,940,000	2,984,218
GE Capital Credit Card Master Note Trust, Asset-Backed Nts., Series 2009-2, Cl. A, 3.69%, 7/15/15	1,995,000	2,052,273
GE Dealer Floorplan Master Note Trust, Asset-Backed Securities, Series 2009-2A, Cl. A, 1.736%, 10/20/14[1,2]	915,000	928,770
GMAC Mortgage Servicer Advance Funding Ltd., Asset-Backed Nts., Series 2011-1A, Cl. A, 3.72%, 2/15/23[1]	2,715,000	2,742,027
Hertz Vehicle Financing LLC, Automobile Receivable Nts., Series 2010-1A, Cl. A1, 2.60%, 2/25/15[1]	2,900,000	2,960,118
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2005-3, Cl. A1, 0.446%, 1/20/35[2]	837,051	788,391
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.296%, 3/20/36[2]	124,282	124,072
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series 2003-C7, Cl. C7, 1.537%, 3/15/16[2]	2,900,000	2,934,528
Navistar Financial Dealer Note Master Owner Trust, Asset-Backed Nts., Series 2010-1, Cl. A, 1.836%, 1/26/15[1,2]	4,540,000	4,569,053
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29[3,4]	1,750,658	148,806
13 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Asset-Backed Securities Continued
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed Nts., Series 2010-B, Cl. A3, 1.12%, 12/15/13	$2,700,000	$2,713,630
Nissan Master Owner Trust, Automobile Receivable Nts., Series 2010-AA, Cl. A, 1.337%, 1/15/15[1,2]	2,705,000	2,735,155
Option One Mortgage Loan Trust 2007-5, Asset-Backed Certificates, Series 2007-5, Cl. 2A1, 0.276%, 5/25/37[2]	754,501	740,571
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/1/36	790,406	707,807
Santander Drive Auto Receivables Trust 2010-2, Automobile Receivables Nts., Series 2010-2, Cl. A2, 0.95%, 8/15/13	2,042,765	2,044,925
Santander Drive Auto Receivables Trust 2010-3, Automobile Receivables Nts., Series 2010-3, Cl. C, 3.06%, 11/15/17	2,950,000	2,954,579
Santander Drive Auto Receivables Trust 2010-A, Automobile Receivables Nts., Series 2010-A, Cl. A2, 1.37%, 8/15/13[1]	2,640,930	2,648,497
Santander Drive Auto Receivables Trust 2011-1, Automobile Receivables Nts., Series 2011-1, Cl. D, 4.01%, 2/15/17	2,880,000	2,863,235
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17[4]	3,381,451	3,385,678
Santander Drive Auto Receivables Trust 2011-S2A, Automobile Receivables Nts., Series 2011-S2A, Cl. D, 3.35%, 6/15/17[1]	2,405,000	2,402,836
Volkswagen Auto Lease Trust 2010-A, Automobile Receivable Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13	2,700,000	2,706,935
Westlake Automobile Receivables Trust 2011-1, Automobile Receivables Nts., Series 2011-1, Cl. A3, 1.49%, 6/16/14[1]	1,285,000	1,286,320
World Financial Network Credit Card Master Note Trust, Credit Card Receivables, Series 2009-A, Cl. A, 4.60%, 9/15/15	2,755,000	2,793,673

Total Asset-Backed Securities (Cost $123,977,036)		121,927,491

Mortgage-Backed Obligations—69.6%
Government Agency—56.4%
FHLMC/FNMA/FHLB/Sponsored—56.3%
Federal Home Loan Mortgage Corp.:
5%, 6/1/40	5,170,197	5,523,272
5.50%, 9/1/39	7,759,998	8,391,984
6%, 5/15/18-11/1/37	2,292,611	2,527,917
6.50%, 4/15/18-4/1/34	2,543,169	2,794,169
7%, 7/15/21-10/1/37	9,410,934	10,914,338
8%, 4/1/16	195,980	216,528
9%, 4/14/17-5/1/25	64,566	73,899
12.50%, 5/15/14	190	193
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21	16,490	19,020
Series 1590, Cl. IA, 1.238%, 10/15/23[2]	2,552,708	2,572,737
Series 2034, Cl. Z, 6.50%, 2/15/28	17,779	20,681
14 | OPPENHEIMER CORE BOND FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2043, Cl. ZP, 6.50%, 4/15/28	$2,461,459	$2,798,419
Series 2046, Cl. G, 6.50%, 4/15/28	1,684,971	1,799,937
Series 2053, Cl. Z, 6.50%, 4/15/28	18,282	21,004
Series 2063, Cl. PG, 6.50%, 6/15/28	1,271,175	1,443,073
Series 2145, Cl. MZ, 6.50%, 4/15/29	504,249	582,507
Series 2148, Cl. ZA, 6%, 4/15/29	847,550	915,926
Series 2195, Cl. LH, 6.50%, 10/15/29	1,167,196	1,351,621
Series 2326, Cl. ZP, 6.50%, 6/15/31	361,713	423,326
Series 2341, Cl. FP, 1.087%, 7/15/31[2]	592,327	597,391
Series 2399, Cl. PG, 6%, 1/15/17	467,431	504,614
Series 2423, Cl. MC, 7%, 3/15/32	1,656,546	1,861,047
Series 2453, Cl. BD, 6%, 5/15/17	449,955	485,395
Series 2461, Cl. PZ, 6.50%, 6/15/32	2,923,157	3,314,268
Series 2463, Cl. F, 1.187%, 6/15/32[2]	3,119,604	3,159,302
Series 2500, Cl. FD, 0.687%, 3/15/32[2]	185,852	186,806
Series 2526, Cl. FE, 0.587%, 6/15/29[2]	257,957	258,878
Series 2551, Cl. FD, 0.587%, 1/15/33[2]	560,332	562,735
Series 2638, Cl. KG, 4%, 11/1/27	63,391	63,391
Series 2676, Cl. KY, 5%, 9/15/23	4,548,000	4,934,030
Series 2686, Cl. CD, 4.50%, 2/1/17	572,010	576,905
Series 2907, Cl. GC, 5%, 6/1/27	642,332	645,874
Series 2929, Cl. PC, 5%, 1/1/28	330,008	330,961
Series 2952, Cl. GJ, 4.50%, 12/1/28	142,352	142,870
Series 3019, Cl. MD, 4.75%, 1/1/31	1,724,872	1,758,041
Series 3025, Cl. SJ, 24.064%, 8/15/35[2]	634,165	830,435
Series 3094, Cl. HS, 23.698%, 6/15/34[2]	982,080	1,258,192
Series 3242, Cl. QA, 5.50%, 3/1/30	1,286,761	1,309,102
Series 3848, Cl. WL, 4%, 4/1/40	3,823,788	4,050,035
Series R001, Cl. AE, 4.375%, 4/1/15	604,467	610,717
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 17.866%, 4/1/27[5]	1,112,368	218,741
Series 192, Cl. IO, 14.046%, 2/1/28[5]	136,695	27,850
Series 206, Cl. IO, 0%, 12/1/29[5,6]	176,322	37,538
Series 2129, Cl. S, 17.75%, 2/15/29[5]	1,424,922	264,072
Series 2130, Cl. SC, 53.255%, 3/15/29[5]	382,740	72,929
Series 2134, Cl. SB, 63.344%, 3/15/29[5]	386,408	73,824
Series 2422, Cl. SJ, 67.656%, 1/15/32[5]	1,621,577	295,255
Series 243, Cl. 6, 1.759%, 12/15/32[5]	1,031,259	202,814
Series 2493, Cl. S, 68.709%, 9/15/29[5]	99,578	20,772
Series 2527, Cl. SG, 43.414%, 2/15/32[5]	662,128	27,856
Series 2531, Cl. ST, 24.986%, 2/15/30[5]	1,096,110	47,702
Series 2601, Cl. GS, 12.368%, 11/15/17[5]	1,710,054	148,419
Series 2796, Cl. SD, 68.79%, 7/15/26[5]	625,360	114,308
Series 2802, Cl. AS, 70.682%, 4/15/33[5]	1,122,922	107,426
Series 2920, Cl. S, 68.241%, 1/15/35[5]	2,376,480	383,274
Series 3005, Cl. WI, 38.52%, 7/15/35[5]	5,384,773	955,151
Series 3110, Cl. SL, 99.999%, 2/15/26[5]	988,460	140,415
Series 3451, Cl. SB, 29.003%, 5/15/38[5]	10,818,254	1,418,495
15 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 3.622%, 6/1/26[7]	$146,363	$126,887
Federal National Mortgage Assn.:
4%, 7/1/26[8]	2,985,000	3,109,997
4.50%, 7/1/26-7/1/41[8]	104,590,000	108,796,031
5%, 8/1/41[8]	106,131,000	112,482,304
5.50%, 12/25/18	4,956	5,383
5.50%, 7/1/26-7/1/41[8]	69,853,500	75,550,381
6%, 5/25/20	642,025	702,076
6%, 7/1/41[8]	43,755,000	48,068,980
6.50%, 6/25/17-11/25/31	13,537,615	15,152,037
7%, 9/25/14-4/1/34	6,318,679	7,171,080
7.50%, 1/1/33-8/25/33	6,309,814	7,385,919
8.50%, 7/1/32	21,992	25,214
Federal National Mortgage Assn., 15 yr., 3.50%, 6/1/26[8]	32,920,000	33,526,979
Federal National Mortgage Assn., 30 yr., 4%, 8/1/41[8]	43,910,000	43,793,375
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22	4,760	4,916
Trust 1993-104, Cl. ZB, 6.50%, 7/25/23	441,700	494,131
Trust 1993-87, Cl. Z, 6.50%, 6/25/23	370,639	414,957
Trust 1996-35, Cl. Z, 7%, 7/25/26	118,215	134,572
Trust 1998-58, Cl. PC, 6.50%, 10/25/28	775,101	858,304
Trust 1998-61, Cl. PL, 6%, 11/25/28	1,058,024	1,181,865
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	1,512,289	1,714,575
Trust 1999-60, Cl. PG, 7.50%, 12/25/29	5,839,057	7,106,384
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	1,519,877	1,752,571
Trust 2002-10, Cl. FB, 0.686%, 3/25/17[2]	147,299	148,158
Trust 2002-16, Cl. PG, 6%, 4/25/17	873,398	951,229
Trust 2002-2, Cl. UC, 6%, 2/25/17	516,409	557,868
Trust 2002-56, Cl. FN, 1.186%, 7/25/32[2]	879,563	895,703
Trust 2003-130, Cl. CS, 13.728%, 12/25/33[2]	4,562,089	5,402,813
Trust 2003-21, Cl. FK, 0.586%, 3/25/33[2]	276,262	277,563
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	1,492,000	1,655,524
Trust 2004-101, Cl. BG, 5%, 1/25/20	2,370,401	2,533,507
Trust 2004-81, Cl. KC, 4.50%, 4/1/17	698,025	702,539
Trust 2004-9, Cl. AB, 4%, 7/1/17	2,553,252	2,606,642
Trust 2005-104, Cl. MC, 5.50%, 12/25/25	5,073,000	5,628,680
Trust 2005-109, Cl. AH, 5.50%, 12/25/25	10,000,000	11,030,184
Trust 2005-12, Cl. JC, 5%, 6/1/28	1,682,183	1,704,737
Trust 2005-22, Cl. EC, 5%, 10/1/28	650,746	660,318
Trust 2005-30, Cl. CU, 5%, 4/1/29	553,069	564,185
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	2,725,085
Trust 2005-71, Cl. DB, 4.50%, 8/25/25	1,260,000	1,359,435
Trust 2006-50, Cl. SK, 23.519%, 6/25/36[2]	1,542,338	2,006,723
Trust 2009-36, Cl. FA, 1.126%, 6/25/37[2]	4,230,333	4,272,345
Trust 2009-37, Cl. HA, 4%, 4/1/19	5,539,867	5,834,566
Trust 2009-70, Cl. PA, 5%, 8/1/35	5,280,846	5,618,590
Trust 2011-15, Cl. DA, 4%, 3/1/41	2,521,955	2,593,833
Trust 2011-3, Cl. KA, 5%, 4/1/40	3,715,266	4,037,842
16 | OPPENHEIMER CORE BOND FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 71.604%, 3/17/31[5]	$616,058	$138,711
Trust 2001-61, Cl. SE, 47.674%, 11/18/31[5]	830,572	143,437
Trust 2001-65, Cl. S, 52.683%, 11/25/31[5]	1,898,151	332,849
Trust 2001-81, Cl. S, 41.315%, 1/25/32[5]	253,902	47,602
Trust 2002-12, Cl. SB, 62.419%, 7/25/31[5]	405,590	75,437
Trust 2002-2, Cl. SW, 65.258%, 2/25/32[5]	467,861	78,987
Trust 2002-38, Cl. SO, 64.368%, 4/25/32[5]	198,679	30,423
Trust 2002-41, Cl. S, 77.809%, 7/25/32[5]	1,999,213	394,012
Trust 2002-47, Cl. NS, 41.482%, 4/25/32[5]	678,785	130,464
Trust 2002-5, Cl. SD, 78.68%, 2/25/32[5]	376,466	70,138
Trust 2002-51, Cl. S, 41.765%, 8/25/32[5]	623,255	120,395
Trust 2002-52, Cl. SD, 49.857%, 9/25/32[5]	791,780	157,727
Trust 2002-60, Cl. SM, 50.528%, 8/25/32[5]	2,766,032	370,656
Trust 2002-60, Cl. SY, 15.628%, 4/25/32[5]	2,441,138	68,646
Trust 2002-7, Cl. SK, 52.128%, 1/25/32[5]	1,663,715	343,371
Trust 2002-75, Cl. SA, 52.025%, 11/25/32[5]	1,492,492	303,344
Trust 2002-77, Cl. BS, 46.967%, 12/18/32[5]	2,983,861	561,410
Trust 2002-77, Cl. IS, 57.474%, 12/18/32[5]	338,491	67,697
Trust 2002-77, Cl. JS, 41.329%, 12/18/32[5]	2,777,592	506,689
Trust 2002-77, Cl. SA, 43.003%, 12/18/32[5]	2,631,004	474,881
Trust 2002-77, Cl. SH, 50.90%, 12/18/32[5]	357,084	71,477
Trust 2002-84, Cl. SA, 54.831%, 12/25/32[5]	377,999	70,697
Trust 2002-89, Cl. S, 76.093%, 1/25/33[5]	3,029,377	624,825
Trust 2002-9, Cl. MS, 41.482%, 3/25/32[5]	21,315	4,161
Trust 2002-90, Cl. SN, 52.875%, 8/25/32[5]	2,516,723	352,485
Trust 2002-90, Cl. SY, 56.172%, 9/25/32[5]	1,201,638	174,176
Trust 2003-14, Cl. OI, 17.699%, 3/25/33[5]	4,405,300	867,952
Trust 2003-26, Cl. IK, 17.805%, 4/25/33[5]	1,650,423	338,652
Trust 2003-33, Cl. SP, 52.473%, 5/25/33[5]	2,424,549	415,103
Trust 2003-4, Cl. S, 48.734%, 2/25/33[5]	747,333	140,252
Trust 2003-52, Cl. NS, 65.434%, 6/25/23[5]	11,425,420	1,678,055
Trust 2003-89, Cl. XS, 92.927%, 11/25/32[5]	2,407,386	182,883
Trust 2004-54, Cl. DS, 60.385%, 11/25/30[5]	166,650	25,002
Trust 2004-56, Cl. SE, 25.06%, 10/25/33[5]	2,937,269	485,240
Trust 2005-40, Cl. SA, 71.053%, 5/25/35[5]	1,477,114	248,890
Trust 2005-6, Cl. SE, 86.325%, 2/25/35[5]	2,050,395	316,511
Trust 2005-71, Cl. SA, 67.563%, 8/25/25[5]	2,629,063	378,545
Trust 2005-93, Cl. SI, 23.446%, 10/25/35[5]	2,497,250	394,170
Trust 2006-129, Cl. SM, 22.616%, 1/25/37[5]	8,446,535	1,369,126
Trust 2006-53, Cl. US, 30.064%, 6/25/36[5]	247,986	41,181
Trust 2008-55, Cl. SA, 26.50%, 7/25/38[5]	5,717,267	560,445
Trust 2008-67, Cl. KS, 50.657%, 8/25/34[5]	7,343,157	715,508
Trust 222, Cl. 2, 28.476%, 6/1/23[5]	1,118,892	211,639
Trust 247, Cl. 2, 41.918%, 10/1/23[5]	106,124	20,752
Trust 252, Cl. 2, 38.262%, 11/1/23[5]	1,069,553	201,764
Trust 254, Cl. 2, 32.156%, 1/1/24[5]	1,919,190	362,151
Trust 2682, Cl. TQ, 99.999%, 10/15/33[5]	2,611,897	478,655
Trust 2981, Cl. BS, 99.999%, 5/15/35[5]	4,580,397	807,113
17 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 301, Cl. 2, 6.48%, 4/1/29[5]	$620,491	$140,803
Trust 303, Cl. IO, 9.587%, 11/1/29[5]	88,483	21,622
Trust 319, Cl. 2, 9.224%, 2/1/32[5]	513,573	119,173
Trust 320, Cl. 2, 15.895%, 4/1/32[5]	7,337,231	1,673,307
Trust 321, Cl. 2, 9.029%, 4/1/32[5]	1,393,287	331,035
Trust 324, Cl. 2, 5.209%, 7/1/32[5]	668,528	163,997
Trust 331, Cl. 9, 10.317%, 2/1/33[5]	4,136,997	874,611
Trust 334, Cl. 14, 19.98%, 2/1/33[5]	3,661,395	883,204
Trust 334, Cl. 15, 8.144%, 2/1/33[5]	2,609,848	550,804
Trust 334, Cl. 17, 22.032%, 2/1/33[5]	142,422	33,304
Trust 339, Cl. 12, 1.685%, 7/1/33[5]	3,689,540	660,607
Trust 339, Cl. 7, 25.806%, 7/1/33[5]	4,251,984	709,571
Trust 343, Cl. 13, 9.424%, 9/1/33[5]	3,810,146	671,505
Trust 343, Cl. 18, 17.289%, 5/1/34[5]	2,624,860	513,967
Trust 345, Cl. 9, 49.761%, 1/1/34[5]	2,789,768	585,148
Trust 351, Cl. 10, 0.718%, 4/1/34[5]	1,632,850	275,367
Trust 351, Cl. 8, 6.703%, 4/1/34[5]	2,585,672	435,083
Trust 356, Cl. 10, 19.822%, 6/1/35[5]	2,129,710	358,760
Trust 356, Cl. 12, 22.327%, 2/1/35[5]	1,068,053	178,502
Trust 362, Cl. 13, 1.269%, 8/1/35[5]	2,538,198	433,439
Trust 364, Cl. 16, 13.625%, 9/1/35[5]	3,757,730	710,845
Trust 365, Cl. 16, 4.366%, 3/1/36[5]	2,864,154	508,219
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Trust 1993-184, Cl. M, 3.914%, 9/25/23[7]	353,013	309,695

		634,812,222

GNMA/Guaranteed—0.1%
Government National Mortgage Assn.:
2.625%, 8/8/25-7/1/27[2]	14,451	14,988
8.50%, 8/1/17-12/15/17	100,052	113,455
10.50%, 12/29/17	7,356	8,361
11%, 11/8/19	14,494	16,199
12%, 5/29/14	120	121
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 88.303%, 1/16/27[5]	772,288	144,592
Series 2002-15, Cl. SM, 78.324%, 2/16/32[5]	867,458	168,784
Series 2002-41, Cl. GS, 65.864%, 6/16/32[5]	654,981	159,456
Series 2002-76, Cl. SY, 78.597%, 12/16/26[5]	406,137	81,018
Series 2004-11, Cl. SM, 75.843%, 1/17/30[5]	163,810	36,999
Series 2007-17, Cl. AI, 21.74%, 4/16/37[5]	4,374,186	766,078

		1,510,051

Non-Agency—13.2%
Commercial—8.2%
Asset Securitization Corp., Commercial Interest-Only Stripped Mtg.-Backed Security, Series 1997-D4, Cl. PS1, 0.046%, 4/14/29[5]	7,549,705	203,313
18 | OPPENHEIMER CORE BOND FUND

	Principal
	Amount	Value

Commercial Continued
Banc of America Commercial Mortgage Trust 2007-1, Commercial Mtg. Pass-Through Certificates, Series 2007-1, Cl. A4, 5.451%, 1/1/49	$5,399,000	$5,846,422
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through Certificates, Series 2007-4, Cl. 22A1, 5.762%, 6/1/47[2]	3,262,080	2,611,357
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 0%, 6/22/24[1,5,6]	1,484,332	69,265
CFCRE Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2011-C1, Cl. A1, 1.871%, 4/1/44[1]	891,586	894,269
CHL Mortgage Pass-Through Trust 2007-J3, Mtg. Pass-Through Certificates, Series 2007-J3, Cl. A9, 6%, 7/1/37	1,328,726	1,099,920
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49	1,010,000	1,031,770
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49	3,310,000	3,516,807
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Series 2010-C1, Cl. A1, 3.156%, 7/1/46[1]	3,560,102	3,589,018
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.843%, 9/1/20[1,5]	28,595,544	2,375,752
First Horizon Alternative Mortgage Securities Trust 2004-FA2, Mtg. Pass-Through Certificates, Series 2004-FA2, Cl. 3A1, 6%, 1/25/35	2,292,075	2,239,211
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	1,879,740	1,304,805
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2005-GG5, Commercial Mtg. Pass-Through Certificates, Series 2005-GG5, Cl. AM, 5.277%, 4/1/37	635,000	614,999
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series 2011-GC3, Cl. A1, 2.331%, 3/1/44	2,360,990	2,401,208
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35	2,633,962	2,630,925
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.726%, 5/25/35[2]	3,360,702	2,549,731
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg. Pass-Through Certificates, Series 2005-AR23, Cl. 6A1, 5.181%, 11/1/35[2]	4,242,414	3,142,594
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2007-LDP10, Cl. A3S, 5.317%, 1/1/49	3,980,000	4,146,455
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49[4]	285,000	286,890
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49	945,000	1,014,557
Series 2010-C2, Cl. A2, 3.616%, 11/1/43[1]	4,290,000	4,197,712
Series 2011-C3, Cl. A1, 1.875%, 2/1/46[1]	2,642,633	2,663,798
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7, Commercial Mtg. Pass-Through Certificates, Series 2006-LDP7, 5.87%, 4/1/45[2]	1,035,000	1,074,228
19 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Continued
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19, Commercial Mtg. Pass-Through Certificates, Series 2007-CB19, Cl. AM, 5.932%, 2/1/49[2]	$685,000	$665,646
JPMorgan Mortgage Trust 2007-S3, Mtg. Pass-Through Certificates, Series 2007-S3, Cl. 1A90, 7%, 8/1/37	3,665,073	2,916,154
LB-UBS Commercial Mortgage Trust 2006-C3, Commercial Mtg. Pass-Through Certificates, Series 2006-C3, Cl. AM, 5.712%, 3/11/39	150,000	149,687
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%, 2/11/40	2,750,000	2,782,403
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 0%, 2/18/30[5,6]	2,239,704	45,282
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24[1]	98,268	75,318
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	1,276,806	1,307,987
ML-CFC Commercial Mortgage Trust 2006-3, Commercial Mtg. Pass-Through Certificates, Series 2006-3, Cl. AM, 5.456%, 7/12/46	6,010,000	5,978,472
Morgan Stanley Capital I Trust 2007-IQ16, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ16, Cl. AM, 6.313%, 12/1/49[2]	1,570,000	1,555,708
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, 0%, 5/18/32[5,6]	29,227,093	90,350
Structured Adjustable Rate Mortgage Loan Trust, Mtg. Pass-Through Certificates, Series 2007-6, Cl. 3A1, 5.244%, 7/1/37[2]	3,660,572	2,439,068
Wachovia Bank Commercial Mortgage Trust 2006-C27, Commercial Mtg. Pass-Through Certificates, Series 2006-C27, Cl. AM, 5.795%, 7/15/45	4,370,000	4,430,183
Wachovia Bank Commercial Mortgage Trust 2006-C28, Commercial Mtg. Pass-Through Certificates, Series 2006-C28, Cl. A4, 5.572%, 10/1/48	5,215,000	5,645,969
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg. Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.275%, 11/15/48	2,143,471	2,165,029
Wachovia Bank Commercial Mortgage Trust 2007-C34, Commercial Mtg. Pass-Through Certificates, Series 2007-C34, Cl. A3, 5.678%, 5/1/46	2,965,000	3,204,757
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust, Mtg. Pass-Through Certificates, Series 2005-AR14, Cl. 1A4, 2.665%, 12/1/35[2]	2,206,354	1,899,602
Wells Fargo Commercial Mortgage Trust 2010-C1, Commercial Mtg. Pass-Through Certificates, Series 2010-C1, Cl. A1, 3.349%, 11/1/43[1]	2,253,209	2,263,731
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust, Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1, 6.088%, 11/1/37[2]	3,072,618	2,506,779
WFRBS Commercial Mortgage Trust 2011-C3, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 6.192%, 3/1/44[5]	28,935,000	2,747,338

		92,374,469
20 | OPPENHEIMER CORE BOND FUND

	Principal
	Amount	Value

Multifamily—1.2%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through Certificates, Series 2005-10, Cl. A3, 2.827%, 10/1/35[2]	$2,095,000	$1,823,566
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg. Pass-Through Certificates, Series 2006-AR3, Cl. 1A2A, 5.688%, 6/1/36[2]	2,748,411	2,410,107
GE Capital Commercial Mortgage Corp., Commercial Mtg. Pass-Through Certificates, Series 2001-3, Cl. A2, 6.07%, 6/1/38	2,770,810	2,786,444
JPMorgan Mortgage Trust 2007-A3, Mtg. Pass-Through Certificates, Series 2007-A3, Cl. 3A2M, 5.557%, 5/1/37[2]	647,705	562,931
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A3, 2.756%, 3/1/36[2]	4,775,785	4,101,795
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 2.819%, 3/25/36[2]	2,694,323	2,281,260

		13,966,103

Other—0.4%
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39	3,565,000	3,829,155
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped Mtg.-Backed Security, Series 1987-3, Cl. B, 50.921%, 10/23/17[5]	720	81
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped Mtg.-Backed Security, Series 1987-3, Cl. A, 1.033%, 10/23/17[7]	1,066	1,047

		3,830,283

Residential—3.4%
Banc of America Funding 2007-C Trust, Mtg. Pass-Through Certificates, Series 2007-C, Cl. 1A4, 5.58%, 5/1/36[2]	945,000	865,330
CHL Mortgage Pass-Through Trust 2005-29, Mtg. Pass-Through Certificates, Series 2005-29, Cl. A1, 5.75%, 12/1/35	1,127,602	992,940
CHL Mortgage Pass-Through Trust 2005-HYB7, Mtg. Pass-Through Certificates, Series 2005-HYB7, Cl. 6A1, 5.383%, 11/1/35[2]	2,932,272	2,177,612
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36	2,270,781	2,161,582
Countrywide Alternative Loan Trust 2005-21CB, Mtg. Pass-Through Certificates, Series 2005-21CB, Cl. A7, 5.50%, 6/1/35	4,390,639	3,891,950
Countrywide Alternative Loan Trust 2005-29CB, Mtg. Pass-Through Certificates, Series 2005-29CB, Cl. A4, 5%, 7/1/35	2,807,107	2,148,961
Countrywide Alternative Loan Trust 2007-19, Mtg. Pass-Through Certificates, Series 2007-19, Cl. 1A34, 6%, 8/1/37	2,445,932	1,899,093
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36	2,866,447	2,756,143
JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-Through Certificates, Series 2006-S4, Cl. A6, 5.71%, 12/1/36	3,226,506	2,855,506
Merrill Lynch Mortgage Loans, Inc., Mtg. Pass-Through Certificates, Series 2005-A1, Cl. 2A1, 2.794%, 12/25/34[2]	1,356,860	1,304,226
21 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Residential Continued
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	$452,960	$463,064
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	357,034	216,228
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	1,851,117	1,153,528
Residential Asset Securitization Trust 2005-A15, Mtg. Pass-Through Certificates, Series 2005-A15, Cl. 1A4, 5.75%, 2/1/36	767,484	629,538
Thornburg Mortgage Securities Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. A2, 0.336%, 11/25/46[2]	2,830,167	2,790,309
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through Certificates, Series 2007-HY2, Cl. 1A1, 3.406%, 12/1/36[2]	548,852	413,247
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 3A1, 5.684%, 5/1/37[2]	2,465,023	2,161,635
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.477%, 6/25/37[2]	1,148,502	956,420
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-PA5, Cl. 1A1, 6.25%, 11/1/37	2,326,439	1,983,531
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1, 2.874%, 9/1/34[2]	689,749	686,531
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg. Pass-Through Certificates, Series 2005-AR16, Cl. 2A1, 2.756%, 10/1/35[2]	3,959,866	3,582,784
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust, Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A2, 5.693%, 10/1/36[2]	2,605,454	2,304,934

		38,395,092

Total Mortgage-Backed Obligations (Cost $764,969,838)		784,888,220

U.S. Government Obligations—3.9%
Federal Home Loan Mortgage Corp. Nts.:
1.75%, 9/10/15	980,000	984,669
2.50%, 5/27/16	1,325,000	1,359,830
5%, 2/16/17	1,510,000	1,725,115
5.25%, 4/18/16	2,650,000	3,054,080
5.50%, 7/18/16	1,510,000	1,756,634
Federal National Mortgage Assn. Nts.:
2.375%, 4/11/16	2,525,000	2,579,300
4.875%, 12/15/16	2,145,000	2,435,463
5%, 3/15/16	1,655,000	1,887,261
U.S. Treasury Bonds:
7.50%, 11/15/16[9]	7,700,000	9,929,389
STRIPS, 3.862%, 2/15/13[10]	1,520,000	1,511,328
U.S. Treasury Nts., 5.125%, 5/15/16	14,830,000	17,225,979

Total U.S. Government Obligations (Cost $43,349,686)		44,449,048
22 | OPPENHEIMER CORE BOND FUND

	Principal
	Amount	Value

Corporate Bonds and Notes—33.6%
Consumer Discretionary—4.5%
Diversified Consumer Services—0.3%
Service Corp. International, 6.75% Sr. Unsec. Nts., 4/1/15	$2,880,000	$3,103,200
Hotels, Restaurants & Leisure—0.7%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts., 8/15/15[1]	4,300,000	4,523,372
Marriott International, Inc., 6.20% Sr. Unsec. Unsub. Nts., 6/15/16	3,081,000	3,464,618

		7,987,990

Household Durables—0.8%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 6/15/14	2,172,000	2,415,577
Newell Rubbermaid, Inc., 5.50% Sr. Unsec. Nts., 4/15/13	2,660,000	2,847,937
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13	971,000	1,029,592
8% Sr. Unsec. Nts., 5/1/12	2,270,000	2,398,725

		8,691,831

Leisure Equipment & Products—0.2%
Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13	2,640,000	2,824,388
Media—2.0%
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	1,751,000	2,438,886
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.375% Sr. Unsec. Nts., 3/1/41	2,198,000	2,354,843
Historic TW, Inc., 9.125% Debs., 1/15/13	922,000	1,025,659
Interpublic Group of Cos., Inc. (The):
6.25% Sr. Unsec. Nts., 11/15/14	984,000	1,094,700
10% Sr. Unsec. Nts., 7/15/17	3,281,000	3,896,188
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14	2,615,000	3,033,400
Time Warner Entertainment Co. LP, 8.375% Sr. Nts., 7/15/33	1,542,000	1,976,432
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30	1,585,000	1,896,613
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21[1]	1,398,000	1,490,541
6.50% Sr. Sec. Nts., 1/15/18	3,389,000	3,732,136

		22,939,398

Multiline Retail—0.2%
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21	2,789,000	2,738,396
Specialty Retail—0.3%
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20	2,829,000	2,829,000
23 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Consumer Staples—1.9%
Food & Staples Retailing—0.2%
Real Time Data Co., 11% Nts., 5/31/09[3,4,11]	$476,601	$—
Wal-Mart Stores, Inc., 5.625% Sr. Unsec. Nts., 4/15/41	1,686,000	1,745,809

		1,745,809

Food Products—0.8%
Bunge Ltd. Finance Corp.:
5.35% Sr. Unsec. Unsub. Nts., 4/15/14	980,000	1,056,926
8.50% Sr. Unsec. Nts., 6/15/19	1,455,000	1,775,526
Kraft Foods, Inc., 6% Sr. Unsec. Nts., 2/11/13	2,601,000	2,805,231
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18	2,810,000	2,992,650

		8,630,333

Household Products—0.2%
Energizer Holdings, Inc., 4.70% Sr. Nts., 5/19/21[1]	2,866,000	2,834,210
Tobacco—0.7%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	2,075,000	2,984,786
Lorillard Tobacco Co., 8.125% Sr. Unsec. Nts., 5/1/40	1,602,000	1,767,326
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13	2,591,000	2,865,252

		7,617,364

Energy—3.8%
Energy Equipment & Services—0.9%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21	3,832,000	3,875,815
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17	2,415,000	2,585,528
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds, 8/1/36	1,841,000	1,904,966
Weatherford International Ltd. Bermuda, 5.125% Sr. Unsec. Unsub. Nts., 9/15/20	1,943,000	1,986,160

		10,352,469

Oil, Gas & Consumable Fuels—2.9%
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40	1,718,000	1,747,048
Cloud Peak Energy Resources LLC, 8.25% Sr. Unsec. Unsub. Nts., 12/15/17	2,710,000	2,913,250
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts., 4/1/20	3,969,000	4,460,235
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts., 8/15/12[1]	2,685,000	2,793,023
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13	4,797,000	5,136,867
Kinder Morgan Energy Partners LP, 6.50% Sr. Unsec. Unsub. Nts., 9/1/39	1,377,000	1,434,552
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37	2,876,000	2,877,875
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19	2,498,000	2,722,820
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.50% Sr. Sec. Nts., 9/30/14[1]	1,530,000	1,681,164
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[1]	4,653,000	4,723,456
Woodside Finance Ltd., 4.60% Sr. Unsec. Nts., 5/10/21[1]	1,952,000	1,918,238

		32,408,528
24 | OPPENHEIMER CORE BOND FUND

	Principal
	Amount	Value

Financials—13.9%
Capital Markets—3.1%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec. Nts., 8/15/19[1]	$4,750,000	$5,114,444
Credit Suisse Guernsey Ltd., 5.86% Jr. Sub. Perpetual Nts.[12]	3,998,000	3,840,079
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34	3,075,000	2,916,373
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21[1]	3,794,000	3,821,370
Morgan Stanley:
5.50% Sr. Unsec. Unsub. Nts., 7/24/20[1]	1,205,000	1,221,072
5.55% Sr. Unsec. Unsub. Nts., Series F, 4/27/17	6,830,000	7,245,141
Nomura Holdings, Inc., 4.125% Sr. Unsec. Unsub. Nts., 1/19/16	2,649,000	2,684,197
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub. Nts., 12/1/12	2,870,000	2,936,062
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13	1,120,000	1,139,626
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Nts.[12]	3,854,000	3,815,460

		34,733,824

Commercial Banks—3.3%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts., 12/21/12[1]	3,088,000	3,136,071
BNP Paribas SA, 5.186% Sub. Perpetual Nts.[1,12]	3,080,000	2,850,540
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts., 4/15/37	5,147,000	5,095,530
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35[2]	7,580,000	7,201,000
Huntington Bancshares, Inc., 7% Sub. Nts., 12/15/20	2,881,000	3,252,001
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20[1]	3,137,000	2,962,275
Standard Chartered plc, 6.409% Cv. Jr. Unsec. Sub. Bonds, 1/29/49[1]	4,100,000	3,907,562
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds, Series K12	4,254,000	4,615,590
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14	3,687,000	4,044,248

		37,064,817

Consumer Finance—0.6%
American Express Bank FSB, 5.50% Sr. Unsec. Nts., 4/16/13	2,690,000	2,878,488
SLM Corp., 6.25% Sr. Nts., 1/25/16	3,807,000	3,951,940

		6,830,428

Diversified Financial Services—2.4%
Bank of America Corp., 5.875% Sr. Unsec. Unsub. Nts., 1/5/21	910,000	956,135
Citigroup, Inc., 3.953% Sr. Unsec. Nts., 6/15/16	6,250,000	6,402,175
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67[1,2]	3,210,000	2,848,875
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds[12]	3,220,000	2,978,500
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[12]	8,365,000	9,015,337
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38	4,365,000	4,853,221

		27,054,243
25 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Insurance—3.6%
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21	$2,178,000	$2,251,734
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20	2,810,000	2,924,951
Hartford Financial Services Group, Inc. (The), 5.25% Sr. Unsec. Nts., 10/15/11	2,570,000	2,601,310
International Lease Finance Corp., 5.75% Sr. Unsec. Unsub. Nts., 5/15/16	2,689,000	2,649,453
Irish Life & Permanent Group Holdings plc, 3.60% Sr. Unsec. Unsub. Nts., 1/14/13[1]	3,700,000	3,147,194
Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21[1]	4,065,000	3,853,957
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds, 4/20/67	5,710,000	5,552,975
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub. Nts., 9/17/12	3,039,000	3,120,412
Reinsurance Group of America, Inc., 5% Sr. Unsec. Nts., 6/1/21	4,003,000	3,965,192
Swiss Re Capital I LP, 6.854% Perpetual Bonds[1,12]	5,448,000	5,263,073
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub. Nts., 3/15/16	2,819,000	2,875,775
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37[2,4]	2,774,000	2,774,000

		40,980,026

Real Estate Investment Trusts—0.9%
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub. Nts., 9/15/11	1,154,000	1,167,151
Brandywine Operating Partnership LP, 5.75% Sr. Unsec. Unsub. Nts., 4/1/12	1,402,000	1,448,908
CommonWealth REIT, 6.95% Sr. Unsec. Nts., 4/1/12	642,000	663,167
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts., 1/15/12	1,005,000	1,026,252
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts., 3/1/12	2,825,000	2,873,531
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub. Nts., 10/1/12[1]	2,718,000	2,856,564

		10,035,573

Health Care—0.7%
Biotechnology—0.1%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40	1,783,000	1,752,673
Health Care Providers & Services—0.3%
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41	1,440,000	1,543,699
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40	1,742,000	1,731,276

		3,274,975

Pharmaceuticals—0.3%
Mylan, Inc., 6% Sr. Nts., 11/15/18[1]	3,035,000	3,099,494
Industrials—1.7%
Aerospace & Defense—0.5%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16	2,880,000	2,952,000
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18	2,560,000	2,800,000

		5,752,000
26 | OPPENHEIMER CORE BOND FUND

	Principal
	Amount	Value

Commercial Services & Supplies—0.4%
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17	$2,797,000	$3,059,219
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts., 8/15/11	1,640,000	1,649,553

		4,708,772

Industrial Conglomerates—0.8%
General Electric Capital Corp.:
4.25% Sr. Unsec. Nts., Series A, 6/15/12	2,385,000	2,469,555
5.25% Sr. Unsec. Nts., 10/19/12	578,000	609,457
6.375% Unsec. Sub. Bonds, 11/15/67	5,013,000	5,157,124

		8,236,136

Information Technology—1.8%
Communications Equipment—0.6%
Harris Corp., 6.15% Sr. Unsec. Nts., 12/15/40	3,126,000	3,297,280
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts., 3/15/41	1,100,000	1,136,771
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11	2,675,000	2,734,329

		7,168,380

Electronic Equipment & Instruments—0.5%
Arrow Electronics, Inc., 3.375% Sr. Unsec. Unsub. Nts., 11/1/15	5,350,000	5,423,183
Office Electronics—0.2%
Xerox Corp., 5.65% Sr. Unsec. Nts., 5/15/13	2,655,000	2,859,177
Semiconductors & Semiconductor Equipment—0.2%
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18	1,870,000	2,114,250
Software—0.3%
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20	3,163,000	3,045,415
Materials—1.8%
Chemicals—0.8%
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41	1,219,000	1,275,710
Airgas, Inc., 3.25% Sr. Nts., 10/1/15	2,506,000	2,550,286
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17	2,657,000	3,002,410
Potash Corp. of Saskatchewan, Inc., 5.625% Sr. Unsec. Unsub. Nts., 12/1/40	1,735,000	1,747,617

		8,576,023

Containers & Packaging—0.2%
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17	2,637,000	2,854,260
Metals & Mining—0.8%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17	4,209,000	4,603,602
Vale Inco Ltd., 5.70% Sr. Unsec. Unsub. Nts., 10/15/15	173,000	190,477
Xstrata Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15	1,485,000	1,616,623
6% Sr. Unsec. Unsub. Nts., 10/15/15	1,775,000	1,979,292
27 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Metals & Mining Continued
Xstrata Canada Corp.: Continued
7.25% Sr. Unsec. Unsub. Nts., 7/15/12	$640,000	$676,748
Xstrata Finance Canada Ltd., 5.80% Sr. Unsec. Unsub. Bonds, 11/15/16[1]	52,000	58,272

		9,125,014

Telecommunication Services—1.6%
Diversified Telecommunication Services—1.4%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38	3,873,000	4,114,977
British Telecommunications plc, 9.875% Bonds, 12/15/30	1,796,000	2,473,455
CenturyLink, Inc., 7.60% Sr. Unsec. Unsub. Nts., Series P, 9/15/39	971,000	936,625
Frontier Communications Corp., 8.25% Sr. Unsec. Nts., 4/15/17	2,881,000	3,147,493
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15	2,675,000	3,036,125
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts., 2/15/38	1,690,000	1,837,667

		15,546,342

Wireless Telecommunication Services—0.2%
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17	1,975,000	2,235,696
Utilities—1.9%
Electric Utilities—1.9%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12[1]	2,563,000	2,702,307
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts., 8/15/39	1,751,000	1,826,633
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts., 8/15/13	2,763,000	2,826,850
Northeast Utilities Co., 7.25% Sr. Unsec. Nts., 4/1/12	2,860,000	2,981,370
Oncor Electric Delivery Co., 7% Debs., 9/1/22	2,389,000	2,851,866
PPL WEM Holdings plc, 3.90% Sr. Unsec. Nts., 5/1/16[1]	4,050,000	4,158,585
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19[1]	3,010,000	3,871,555

		21,219,166

Total Corporate Bonds and Notes (Cost $365,890,580)		378,392,783

	Shares
Common Stocks—0.0%
Chesapeake Energy Corp. (Cost $9)	181	5,375
Investment Company—19.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%[13,14] (Cost $218,608,633)	218,608,633	218,608,633
Total Investments, at Value (Cost $1,516,795,782)	137.3%	1,548,271,550
Liabilities in Excess of Other Assets	(37.3)	(420,552,899)

Net Assets	100.0%	$1,127,718,651

28 | OPPENHEIMER CORE BOND FUND

Footnotes to Statement of Investments

1.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $143,240,914 or 12.70% of the Fund’s net assets as of June 30, 2011.

2.	Represents the current interest rate for a variable or increasing rate security.

3.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

4.	Restricted security. The aggregate value of restricted securities as of June 30, 2011 was $6,595,374, which represents 0.58% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49	7/14/10	$281,438	$286,890	$5,452
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29	8/10/10	1,703,335	148,806	(1,554,529)
Real Time Data Co., 11% Nts., 5/31/09	6/30/99-5/31/01	365,810	—	(365,810)
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17	2/4/11-4/14/11	3,386,419	3,385,678	(741)
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37	2/24/11	2,800,497	2,774,000	(26,497)

		$8,537,499	$6,595,374	$(1,942,125)

5.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $38,232,308 or 3.39% of the Fund’s net assets as of June 30, 2011.

6.	The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

7.	Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $437,629 or 0.04% of the Fund’s net assets as of June 30, 2011.

8.	When-issued security or delayed delivery to be delivered and settled after June 30, 2011. See Note 1 of the accompanying Notes.

9.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $6,060,796. See Note 5 of the accompanying Notes.

10.	Zero coupon bond reflects effective yield on the date of purchase.

11.	Interest or dividend is paid-in-kind, when applicable.
29 | OPPENHEIMER CORE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

12.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

13.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2010	Additions	Reductions	June 30, 2011

Oppenheimer Institutional Money Market Fund, Cl. E	150,910,167	292,730,350	225,031,884	218,608,633

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$218,608,633	$157,730

14.	Rate shown is the 7-day yield as of June 30, 2011.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2011 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$121,927,491	$—	$121,927,491
Mortgage-Backed Obligations	—	784,888,220	—	784,888,220
U.S. Government Obligations	—	44,449,048	—	44,449,048
Corporate Bonds and Notes	—	378,392,783	—	378,392,783
Common Stocks	5,375	—	—	5,375
Investment Company	218,608,633	—	—	218,608,633

Total Investments, at Value	218,614,008	1,329,657,542	—	1,548,271,550
Other Financial Instruments:
Swaps	—	24,318	—	24,318
Futures margins	415,743	—	—	415,743

Total Assets	$219,029,751	$1,329,681,860	$—	$1,548,711,611

Liabilities Table
Other Financial Instruments:
Futures margins	$(501,766)	$—	$—	$(501,766)

Total Liabilities	$(501,766)	$—	$—	$(501,766)

30 | OPPENHEIMER CORE BOND FUND

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Futures Contracts as of June 30, 2011 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

U.S. Treasury Long Bonds	Buy	926	9/21/11	$113,926,938	$(1,598,990)
U.S. Treasury Nts., 2 yr.	Sell	500	9/30/11	109,671,875	(2,205)
U.S. Treasury Nts., 5 yr.	Sell	302	9/30/11	35,996,985	(23,323)
U.S. Treasury Nts., 10 yr.	Sell	588	9/21/11	71,928,938	391,040
U.S. Treasury Ultra Bonds	Buy	35	9/21/11	4,418,750	(74,859)

					$(1,308,337)

Credit Default Swap Contracts as of June 30, 2011 are as follows:

			Pay/		Upfront
	Buy/Sell	Notional	Receive		Payment		Unrealized
Reference Entity/	Credit	Amount	Fixed	Termination	Received/		Appreciation
Swap Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

CDX North America Investment Grade Index, Volume H, Series 7
Morgan Stanley Capital Services, Inc.	Sell	$17,000	0.75%	12/20/11	$64,344	$24,318	$88,662
The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Total Maximum
Type of Reference	Potential Payments
Asset on which	for Selling Credit		Reference
the Fund Sold	Protection	Amount	Asset Rating
Protection	(Undiscounted)	Recoverable*	Range**

Investment Grade Corporate Debt Indexes	$17,000,000	$—	BBB

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
See accompanying Notes to Financial Statements.
31 | OPPENHEIMER CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
June 30, 2011

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,298,187,149)	$1,329,662,917
Affiliated companies (cost $218,608,633)	218,608,633

1,548,271,550

Cash	88,053

Appreciated swaps, at value (upfront payments received $64,344)	24,318

Receivables and other assets:
Investments sold (including $246,483,814 sold on a when-issued or delayed delivery basis)	253,225,799
Interest, dividends and principal paydowns	7,618,930
Shares of beneficial interest sold	535,146
Futures margins	415,743
Other	63,292

Total assets	1,810,242,831

Liabilities
Payables and other liabilities:
Investments purchased (including $674,006,479 purchased on a when-issued or delayed delivery basis)	679,656,605
Shares of beneficial interest redeemed	1,514,168
Futures margins	501,766
Distribution and service plan fees	349,420
Dividends	222,535
Transfer and shareholder servicing agent fees	136,223
Shareholder communications	88,761
Trustees’ compensation	32,113
Other	22,589

Total liabilities	682,524,180

Net Assets	$1,127,718,651

Composition of Net Assets
Par value of shares of beneficial interest	$172,931

Additional paid-in capital	1,628,502,822

Accumulated net investment loss	(20,651)

Accumulated net realized loss on investments	(531,192,544)
Net unrealized appreciation on investments	30,256,093

Net Assets	$1,127,718,651

32 | OPPENHEIMER CORE BOND FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $382,333,770 and 58,596,669 shares of beneficial interest outstanding)	$6.52
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$6.85

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $27,748,981 and 4,254,173 shares of beneficial interest outstanding)	$6.52

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $99,862,702 and 15,290,099 shares of beneficial interest outstanding)	$6.53

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $38,210,517 and 5,858,497 shares of beneficial interest outstanding)	$6.52

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $579,562,681 and 88,931,169 shares of beneficial interest outstanding)	$6.52

See accompanying Notes to Financial Statements.
33 | OPPENHEIMER CORE BOND FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended June 30, 2011

Investment Income
Interest	$24,523,609

Fee income on when-issued securities	6,812,679

Dividends:
Unaffiliated companies	31
Affiliated companies	157,730

Total investment income	31,494,049

Expenses
Management fees	2,719,374

Distribution and service plan fees:
Class A	497,924
Class B	142,499
Class C	513,741
Class N	97,506

Transfer and shareholder servicing agent fees:
Class A	512,125
Class B	88,696
Class C	143,263
Class N	66,681
Class Y	4,793

Shareholder communications:
Class A	61,782
Class B	12,909
Class C	15,369
Class N	3,043
Class Y	2,252

Trustees’ compensation	29,582

Custodian fees and expenses	8,119

Administration service fees	750

Other	199,090

Total expenses	5,119,498
Less waivers and reimbursements of expenses	(621,454)

Net expenses	4,498,044

Net Investment Income	26,996,005
34 | OPPENHEIMER CORE BOND FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$15,904,591
Closing and expiration of futures contracts	(2,478,557)
Swap contracts	114

Net realized gain	13,426,148

Net change in unrealized appreciation/depreciation on:
Investments	(1,327,513)
Futures contracts	(496,313)
Swap contracts	127,461

Net change in unrealized appreciation/depreciation	(1,696,365)

Net Increase in Net Assets Resulting from Operations	$38,725,788

See accompanying Notes to Financial Statements.
35 | OPPENHEIMER CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2011	December 31,
	(Unaudited)	2010

Operations
Net investment income	$26,996,005	$55,858,213

Net realized gain	13,426,148	47,855,702

Net change in unrealized appreciation/depreciation	(1,696,365)	13,234,578

Net increase in net assets resulting from operations	38,725,788	116,948,493

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(9,403,561)	(20,731,274)
Class B	(559,337)	(1,425,955)
Class C	(2,021,197)	(4,570,624)
Class N	(862,657)	(1,974,622)
Class Y	(14,147,691)	(29,157,396)

	(26,994,443)	(57,859,871)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(39,878,749)	25,688,664
Class B	(3,195,782)	(4,186,339)
Class C	(8,746,977)	5,102,999
Class N	(3,092,048)	(1,360,109)
Class Y	38,391,129	(30,304,762)

	(16,522,427)	(5,059,547)

Net Assets
Total increase (decrease)	(4,791,082)	54,029,075

Beginning of period	1,132,509,733	1,078,480,658

End of period (including accumulated net investment loss of $20,651 and $22,213, respectively)	$1,127,718,651	$1,132,509,733

See accompanying Notes to Financial Statements.
36 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2011			Year Ended December 31,
Class A	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$6.46	$6.12	$6.12	$10.18	$10.23	$10.24

Income (loss) from investment operations:
Net investment income[1]	.15	.31	.41	.56	.50	.47
Net realized and unrealized gain (loss)	.06	.35	— [2]	(4.06)	(.05)	.01

Total from investment operations	.21	.66	.41	(3.50)	.45	.48

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.15)	(.32)	(.17)	—	(.39)	(.49)
Tax return of capital distribution	—	—	(.24)	(.56)	(.11)	—

Total dividends and/or distributions to shareholders	(.15)	(.32)	(.41)	(.56)	(.50)	(.49)

Net asset value, end of period	$6.52	$6.46	$6.12	$6.12	$10.18	$10.23

Total Return, at Net Asset Value[3]	3.29%	10.96%	7.29%	(35.83)%	4.49%	4.84%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$382,334	$418,034	$370,941	$465,375	$954,825	$670,012

Average net assets (in thousands)	$405,151	$417,031	$367,832	$786,186	$779,234	$566,159

Ratios to average net assets:[4]
Net investment income	4.68%	4.79%	7.11%	6.20%	4.89%	4.66%
Total expenses[5]	1.06%	1.12%	1.17%	0.92%	0.88%	0.96%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.90%	0.88%	0.82%	0.90%	0.87%	0.90%

Portfolio turnover rate[6]	49%	98%	115%	52%	89%	107%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2011	1.08%
Year Ended December 31, 2010	1.13%
Year Ended December 31, 2009	1.19%
Year Ended December 31, 2008	0.92%
Year Ended December 31, 2007	0.89%
Year Ended December 31, 2006	0.96%
37 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2011	$3,030,188,073	$3,019,685,851
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
See accompanying Notes to Financial Statements.
38 | OPPENHEIMER CORE BOND FUND

	Six Months
	Ended
	June 30, 2011			Year Ended December 31,
Class B	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$6.46	$6.12	$6.12	$10.17	$10.23	$10.23

Income (loss) from investment operations:
Net investment income[1]	.13	.26	.37	.49	.42	.40
Net realized and unrealized gain (loss)	.06	.35	(.01)	(4.04)	(.06)	.01

Total from investment operations	.19	.61	.36	(3.55)	.36	.41

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.27)	(.15)	—	(.31)	(.41)
Tax return of capital distribution	—	—	(.21)	(.50)	(.11)	—

Total dividends and/or distributions to shareholders	(.13)	(.27)	(.36)	(.50)	(.42)	(.41)

Net asset value, end of period	$6.52	$6.46	$6.12	$6.12	$10.17	$10.23

Total Return, at Net Asset Value[2]	2.91%	10.14%	6.49%	(36.24)%	3.60%	4.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,749	$30,636	$33,005	$42,617	$99,282	$116,230

Average net assets (in thousands)	$28,720	$33,579	$33,018	$76,116	$106,727	$118,240

Ratios to average net assets:[3]
Net investment income	3.93%	4.09%	6.35%	5.43%	4.13%	3.92%
Total expenses[4]	2.24%	2.32%	2.43%	1.87%	1.79%	1.86%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.63%	1.57%	1.65%	1.64%	1.65%

Portfolio turnover rate[5]	49%	98%	115%	52%	89%	107%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2011	2.26%
Year Ended December 31, 2010	2.33%
Year Ended December 31, 2009	2.45%
Year Ended December 31, 2008	1.87%
Year Ended December 31, 2007	1.80%
Year Ended December 31, 2006	1.86%
39 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued

5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2011	$3,030,188,073	$3,019,685,851
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
See accompanying Notes to Financial Statements.
40 | OPPENHEIMER CORE BOND FUND

	Six Months
	Ended
	June 30, 2011		Year Ended December 31,
Class C	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$6.46	$6.13	$6.13	$10.18	$10.24	$10.24

Income (loss) from investment operations:
Net investment income[1]	.13	.26	.37	.50	.42	.40
Net realized and unrealized gain (loss)	.07	.34	(.01)	(4.05)	(.06)	.01

Total from investment operations	.20	.60	.36	(3.55)	.36	.41

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.27)	(.15)	—	(.31)	(.41)
Tax return of capital distribution	—	—	(.21)	(.50)	(.11)	—

Total dividends and/or distributions to shareholders	(.13)	(.27)	(.36)	(.50)	(.42)	(.41)

Net asset value, end of period	$6.53	$6.46	$6.13	$6.13	$10.18	$10.24

Total Return, at Net Asset Value[2]	3.07%	9.95%	6.49%	(36.20)%	3.60%	4.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$99,863	$107,517	$96,829	$108,673	$194,071	$149,440

Average net assets (in thousands)	$103,556	$108,324	$94,555	$169,737	$172,144	$126,593

Ratios to average net assets:[3]
Net investment income	3.94%	4.04%	6.31%	5.49%	4.12%	3.92%
Total expenses[4]	1.83%	1.89%	1.97%	1.68%	1.66%	1.76%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.63%	1.56%	1.65%	1.64%	1.65%

Portfolio turnover rate[5]	49%	98%	115%	52%	89%	107%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2011	1.85%
Year Ended December 31, 2010	1.90%
Year Ended December 31, 2009	1.99%
Year Ended December 31, 2008	1.68%
Year Ended December 31, 2007	1.67%
Year Ended December 31, 2006	1.76%
41 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued
5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2011	$3,030,188,073	$3,019,685,851
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
See accompanying Notes to Financial Statements.
42 | OPPENHEIMER CORE BOND FUND

	Six Months
	Ended
	June 30, 2011			Year Ended December 31,
Class N	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$6.45	$6.12	$6.12	$10.17	$10.23	$10.23

Income (loss) from investment operations:
Net investment income[1]	.14	.29	.40	.54	.47	.45
Net realized and unrealized gain (loss)	.07	.34	(.01)	(4.05)	(.06)	.01

Total from investment operations	.21	.63	.39	(3.51)	.41	.46

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.30)	(.16)	—	(.36)	(.46)
Tax return of capital distribution	—	—	(.23)	(.54)	(.11)	—

Total dividends and/or distributions to shareholders	(.14)	(.30)	(.39)	(.54)	(.47)	(.46)

Net asset value, end of period	$6.52	$6.45	$6.12	$6.12	$10.17	$10.23

Total Return, at Net Asset Value[2]	3.32%	10.51%	7.02%	(35.92)%	4.11%	4.68%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,210	$40,884	$40,051	$54,092	$84,017	$58,232

Average net assets (in thousands)	$39,310	$41,730	$42,761	$83,422	$70,555	$46,672

Ratios to average net assets:[3]
Net investment income	4.43%	4.56%	6.88%	6.01%	4.62%	4.42%
Total expenses[4]	1.38%	1.47%	1.56%	1.28%	1.26%	1.35%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.15%	1.13%	1.07%	1.15%	1.14%	1.15%

Portfolio turnover rate[5]	49%	98%	115%	52%	89%	107%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2011	1.40%
Year Ended December 31, 2010	1.48%
Year Ended December 31, 2009	1.58%
Year Ended December 31, 2008	1.28%
Year Ended December 31, 2007	1.27%
Year Ended December 31, 2006	1.35%
43 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued
5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended June 30, 2011	$3,030,188,073	$3,019,685,851
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
See accompanying Notes to Financial Statements.
44 | OPPENHEIMER CORE BOND FUND

	Six Months
	Ended
	June 30, 2011			Year Ended December 31,
Class Y	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$6.45	$6.11	$6.12	$10.16	$10.22	$10.22

Income (loss) from investment operations:
Net investment income[1]	.16	.33	.43	.60	.53	.51
Net realized and unrealized gain (loss)	.07	.35	(.02)	(4.04)	(.05)	.01

Total from investment operations	.23	.68	.41	(3.44)	.48	.52

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.16)	(.34)	(.17)	—	(.43)	(.52)
Tax return of capital distribution	—	—	(.25)	(.60)	(.11)	—

Total dividends and/or distributions to shareholders	(.16)	(.34)	(.42)	(.60)	(.54)	(.52)

Net asset value, end of period	$6.52	$6.45	$6.11	$6.12	$10.16	$10.22

Total Return, at Net Asset Value[2]	3.65%	11.38%	7.44%	(35.45)%	4.80%	5.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$579,563	$535,439	$537,655	$803,777	$824,678	$435,311

Average net assets (in thousands)	$561,454	$540,778	$598,909	$1,006,642	$617,403	$309,558

Ratios to average net assets:[3]
Net investment income	5.08%	5.22%	7.51%	6.78%	5.28%	5.03%
Total expenses[4]	0.53%	0.57%	0.62%	0.51%	0.48%	0.55%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.50%	0.50%	0.51%	0.51%	0.47%	0.55%

Portfolio turnover rate[5]	49%	98%	115%	52%	89%	107%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2011	0.55%
Year Ended December 31, 2010	0.58%
Year Ended December 31, 2009	0.64%
Year Ended December 31, 2008	0.51%
Year Ended December 31, 2007	0.49%
Year Ended December 31, 2006	0.55%
45 | OPPENHEIMER CORE BOND FUND

FINANCIAL HIGHLIGHTS Continued
5.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Six Months Ended June 30, 2011	$3,030,188,073	$3,019,685,851
Year Ended December 31, 2010	$4,655,979,130	$4,612,714,845
Year Ended December 31, 2009	$5,894,681,002	$6,157,656,958
Year Ended December 31, 2008	$5,977,684,487	$5,630,250,536
Year Ended December 31, 2007	$2,990,658,315	$2,928,450,309
Year Ended December 31, 2006	$2,924,444,249	$2,991,206,014
See accompanying Notes to Financial Statements.
46 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Core Bond Fund (the “Fund”), is a separate fund of Oppenheimer Integrity Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek total return by investing mainly in debt instruments. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). As of June 30, 2011, approximately 51% of the shares of the Fund were owned by the Manager, other funds advised or sub-advised by the Manager or an affiliate of the Manager.
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded,
47 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs
48 | OPPENHEIMER CORE BOND FUND

such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of June 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$674,006,479
Sold securities	246,483,814
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
49 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 30, 2011 is as follows:

Cost	$2,069,145
Market Value	$148,806
Market Value as a % of Net Assets	0.01%
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended December 31, 2010, the Fund utilized $49,115,672 of capital loss carryforward to offset capital gains realized in that fiscal year. As of
50 | OPPENHEIMER CORE BOND FUND

December 31, 2010, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring

2016	$79,226,443
2017	466,197,242

Total	$545,423,685

As of June 30, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $531,997,537 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2011, it is estimated that the Fund will utilize $13,426,148 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,517,120,722
Federal tax cost of other investments	(98,008,117)

Total federal tax cost	$1,419,112,605

Gross unrealized appreciation	$43,938,886
Gross unrealized depreciation	(14,007,733)

Net unrealized appreciation	$29,931,153

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
51 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
52 | OPPENHEIMER CORE BOND FUND

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	8,128,903	$53,028,503	25,109,912	$159,625,201
Dividends and/or distributions reinvested	1,260,781	8,235,456	2,732,815	17,454,256
Redeemed	(15,535,521)	(101,142,708)	(23,690,768)	(151,390,793)

Net increase (decrease)	(6,145,837)	$(39,878,749)	4,151,959	$25,688,664

Class B
Sold	508,590	$3,317,208	1,772,233	$11,220,090
Dividends and/or distributions reinvested	79,543	519,270	204,793	1,306,444
Redeemed	(1,079,961)	(7,032,260)	(2,623,896)	(16,712,873)

Net decrease	(491,828)	$(3,195,782)	(646,870)	$(4,186,339)

Class C
Sold	2,159,284	$14,075,449	5,873,538	$37,314,577
Dividends and/or distributions reinvested	270,154	1,765,436	608,082	3,886,117
Redeemed	(3,773,644)	(24,587,862)	(5,648,259)	(36,097,695)

Net increase (decrease)	(1,344,206)	$(8,746,977)	833,361	$5,102,999

Class N
Sold	567,262	$3,696,496	2,238,381	$14,207,034
Dividends and/or distributions reinvested	102,535	669,086	235,462	1,502,136
Redeemed	(1,145,400)	(7,457,630)	(2,684,764)	(17,069,279)

Net decrease	(475,603)	$(3,092,048)	(210,921)	$(1,360,109)

53 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount

Class Y
Sold	10,722,325	$69,655,427	15,991,791	$101,924,863
Dividends and/or distributions reinvested	2,163,045	14,112,983	4,571,534	29,113,984
Redeemed	(6,978,664)	(45,377,281)	(25,470,878)	(161,343,609)

Net increase (decrease)	5,906,706	$38,391,129	(4,907,553)	$(30,304,762)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2011, were as follows:

	Purchases	Sales

Investment securities	$403,746,894	$462,969,270
U.S. government and government agency obligations	7,818,665	8,187,482
To Be Announced (TBA) mortgage-related securities	3,030,188,073	3,019,685,851
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $1 billion	0.50%
Over $1 billion	0.35
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2011, the Fund paid $802,760 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
54 | OPPENHEIMER CORE BOND FUND

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2011 were as follows:

Class B	$1,532,282
Class C	3,741,866
Class N	1,711,621
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

June 30, 2011	$80,920	$—	$29,370	$9,763	$502
55 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to limit the “total annual operating expenses” for all share classes so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses” as a percentage of average annual net assets, will not exceed the following annual rates: 0.90% for Class A shares; 1.65% for Class B and Class C shares; 1.15% for Class N shares and 0.65% for Class Y shares. During the six months ended June 30, 2011, the Manager waived fees and/or reimbursed the Fund $256,313, $40,025, $79,050 and $38,977 for Class A, Class B, Class C and Class N, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended June 30, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$39,432
Class N	357
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended June 30, 2011, the Manager waived fees and/or reimbursed the Fund $85,403 for IMMF management fees.
     The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended June 30, 2011, the Manager reimbursed the Fund $81,897 for legal costs and fees.
     Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
56 | OPPENHEIMER CORE BOND FUND

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
57 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of June 30, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $24,318, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $24,318 as of June 30, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
     As of June 30, 2011 the Fund has not required certain counterparties to post collateral.
Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions
58 | OPPENHEIMER CORE BOND FUND

in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of June 30, 2011 are as follows:

	Asset Derivatives			Liability Derivatives
Derivatives Not Accounted	Statement of Assets and			Statement of Assets and
for as Hedging Instruments	Liabilities Location	Value		Liabilities Location	Value

Credit contracts	Appreciated swaps, at value	$24,318
Interest rate contracts	Futures margins	415,743	*	Futures margins	$501,766	*

Total		$440,061			$501,766

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.
The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted	Closing and expiration
for as Hedging Instruments	of futures contracts	Swap contracts	Total

Credit contracts	$—	$114	$114
Interest rate contracts	(2,478,557)	—	(2,478,557)

Total	$(2,478,557)	$114	$(2,478,443)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

Derivatives Not Accounted
for as Hedging Instruments	Futures contracts	Swap contracts	Total

Credit contracts	$—	$127,461	$127,461
Interest rate contracts	(496,313)	—	(496,313)

Total	$(496,313)	$127,461	$(368,852)

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to
59 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     During the six months ended June 30, 2011 the Fund had an ending monthly average market value of $92,476,540 and $240,070,448 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
60 | OPPENHEIMER CORE BOND FUND

     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.
     For the six months ended June 30, 2011, the Fund had ending monthly average notional amounts of $17,000,000 on credit default swaps to sell protection.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
61 | OPPENHEIMER CORE BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Restricted Securities
As of June 30, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal and state courts against the Manager, the Distributor and certain Oppenheimer mutual funds — including the Fund — advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal and state securities laws and state common law and allege, among other things, that the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions and that the respective Defendant Fund’s investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain purported class action lawsuits involving the Fund and Oppenheimer Champion Income Fund. Those settlements are subject to the final approval of the court. Final approval of the settlements also requires that a sufficient number of class members approve the settlement to induce the settling defendants to proceed with it. These settlements do not resolve any of the other outstanding lawsuits relating to the Fund or other Defendant Funds.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer mutual funds invested in
62 | OPPENHEIMER CORE BOND FUND

any funds or accounts managed by Mr. Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of certain purported class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 8, 2011, the court issued a ruling approving the settlement as fair, reasonable and adequate. The court’s approval of the settlement is subject to potential appeal by claimants. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. This settlement is subject to the final approval of the court. The aforementioned settlements do not resolve any of the other outstanding lawsuits relating to these matters.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark I Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits described above are without legal merit and, with the exception of actions it has agreed to settle, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
63 | OPPENHEIMER CORE BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies (“portfolio proxies”) relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Fund’s Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
64 | OPPENHEIMER CORE BOND FUND

OPPENHEIMER CORE BOND FUND
A Series of Oppenheimer Integrity Funds

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Richard F. Grabish, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Krishna Memani, Vice President and Portfolio Manager
Peter A. Strzalkowski, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP
The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
65 | OPPENHEIMER CORE BOND FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
66 | OPPENHEIMER CORE BOND FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.
67 | OPPENHEIMER CORE BOND FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Integrity Funds

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 08/10/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 08/10/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 08/10/2011